Vehicles and equipment on operating leases - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Rental income from vehicles and equipment on operating leases	$ 5,718	¥ 475,472	¥ 496,729	¥ 560,251